FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       April 24, 2009


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total:	$45,333


List of Other Included Managers:

NONE

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							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

AMERICREDIT CORP		COM	03060R101	 586	 100000	  SH	     sole	n/a	 100000	  0	 0
ANGLOGOLD ASHANTI LTD		ADR	035128206	3676	 100000	  SH	     sole	n/a	 100000	  0	 0
ANNALY CAPITAL MGMT INC		COM	035710409	2081	 150000	  SH	     sole	n/a	 150000	  0	 0
ASCOT RESOURCE			COM	04364G106	 667	3000000	  SH	     sole	n/a	3000000	  0	 0
BERKSHIRE HATHAWAY INC		CL B	084670207	 564	    200	  SH	     sole	n/a	    200	  0	 0
BRILLIANT MNG CORP		COM	109507103	 198	2000000	  SH	     sole	n/a	2000000	  0	 0
CAPSTONE MINING			COM	14068G104	 398	 300000	  SH	     sole	n/a	 300000	  0	 0
CENT FUND			CL A	153501101	3278	 275000	  SH	     sole	n/a	 275000	  0	 0
CHESAPEAKE GOLD CORP		COM	165184102	2760	 638000	  SH	     sole	n/a	 638000	  0	 0
CHINA EVERBRIGHT INT'L		ORD	573990CT3	3000   15000000	  SH	     sole	n/a    15000000	  0	 0
CONTINENTAL RESOURCES INC	COM	212015101	2651	 125000	  SH	     sole	n/a	 125000	  0	 0
EAST ASIA MINERALS CORP		COM	270541105	1223	2800000	  SH	     sole	n/a	2800000	  0	 0
ENDWAVE CORP			COM	29264A206	1372	 700000	  SH	     sole	n/a	 700000	  0	 0
EVOLVING GOLD			COM	30050D107	 680	2000000	  SH	     sole	n/a	2000000	  0	 0
FLEXIBLE SOLUTIONS INTL		COM	33938T104	 113	  60000	  SH	     sole	n/a	  60000	  0	 0
FORTUNA SILVER MINES INC	COM	349915108	 481	 600000	  SH	     sole	n/a	 600000	  0	 0
GRAYD RESOURCE CORP		COM	388902108	 310	1000000	  SH	     sole	n/a	1000000	  0	 0
INDICO RESOURCES LTD		COM	G476M1108	  27	 242000	  SH	     sole	n/a	 242000	  0	 0
INTL TOWER HILL MINES LTD	COM	46051L104	1619	 650000	  SH	     sole	n/a	 650000	  0	 0
ISHARES SILVER TRUST		ETF	46428Q109	2558	 200000	  SH	     sole	n/a	 200000   0	 0
LEUCADIA NATL CORP		COM	527288104	2234	 150000	  SH	     sole	n/a	 150000   0	 0
MINGYUAN MEDICARE DEV		ORD	 6594046	1662   27700000	  SH	     sole	n/a    27700000	  0	 0
NALCO HOLDING CO		COM	62985Q101	 654	  50000	  SH	     sole	n/a	  50000	  0	 0
OCCIDENTAL PETROLEUM		COM	674599105	1670	  30000	  SH	     sole	n/a	  30000	  0	 0
ORMAT TECHNOLOGIES INC		COM	686688102	1373	  50000	  SH	     sole	n/a	  50000   0	 0
PALADIN RSCS			COM	Q7264T104	1225	 500000	  SH	     sole	n/a	 500000   0	 0
SILVERSTONE RESOURCE		COM	82846B101	1034	 700000	  SH	     sole	n/a	 700000   0	 0
SOCIEDAD QUIMICA		ADR	833635105	1328	  50000	  SH	     sole	n/a	  50000   0	 0
SPDR GOLD TRUST			ETF	78463V107	4514	  50000	  SH	     sole	n/a	  50000   0	 0
SYNTHESIS ENERGY SYS INC.	COM	871628103	 330	 500000	  SH	     sole	n/a	 500000   0	 0
TREVALI RES CORP		COM	895318103	 400	 530600	  SH	     sole	n/a	 530600   0	 0
ZENA CAPITAL CORP		COM	98935B109	 667	1000000   SH	     sole	n/a	1000000   0	 0

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